PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 48,546
Current lease liabilities	478
Non-current lease liabilities	3,942
Ending balance	50,316	$ 48,546
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,336
Right-of-use assets	248
Ending balance	8,346	8,336
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,671
Right-of-use assets	916
Ending balance	17,310	17,671
Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,839
Right-of-use assets	3,027
Ending balance	10,439	7,839
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,700
Right-of-use assets	322
Ending balance	14,221	14,700
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51,634	39,478
Additions, net of disposals	1,825	1,795
Acquisitions through business combinations	2,444	8,964
Assets held by subsidiaries disposed during the period		(104)
Non-cash disposals	(464)	787
Assets held by subsidiaries disposed during the period	(141)
Net foreign currency exchange differences	(641)	714
Ending balance	54,657	51,634
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,263	7,277
Additions, net of disposals	229	519
Acquisitions through business combinations	0	118
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	31	28
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(93)	321
Ending balance	8,430	8,263
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,880	9,337
Additions, net of disposals	481	591
Acquisitions through business combinations	0	8,811
Assets held by subsidiaries disposed during the period		(59)
Non-cash disposals	(182)	74
Assets held by subsidiaries disposed during the period	(141)
Net foreign currency exchange differences	(94)	126
Ending balance	18,944	18,880
Gross Carrying Amount: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,086	8,185
Additions, net of disposals	832	226
Acquisitions through business combinations	2,444	35
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	(292)	692
Net foreign currency exchange differences	(2)	(52)
Ending balance	12,068	9,086
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,405	14,679
Additions, net of disposals	283	459
Acquisitions through business combinations	0	0
Assets held by subsidiaries disposed during the period		(45)
Non-cash disposals	(21)	(7)
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	(452)	319
Ending balance	15,215	15,405
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,223)	(5,396)
Assets held by subsidiaries disposed during the period		17
Non-cash disposals	20	184
Assets held by subsidiaries disposed during the period	38
Net foreign currency exchange differences	107	(132)
Depreciation expense	(1,409)	(1,969)
Disposals	41	73
Ending balance	(8,426)	(7,223)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,834)	(1,454)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	11	19
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	25	(60)
Depreciation expense	(207)	(392)
Disposals	40	53
Ending balance	(1,965)	(1,834)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,604)	(2,040)
Assets held by subsidiaries disposed during the period		17
Non-cash disposals	20	45
Assets held by subsidiaries disposed during the period	38
Net foreign currency exchange differences	36	(45)
Depreciation expense	(497)	(601)
Disposals	1	20
Ending balance	(3,006)	(2,604)
Accumulated depreciation: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,247)	(920)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	(13)	90
Net foreign currency exchange differences	2	2
Depreciation expense	(371)	(419)
Disposals	0	0
Ending balance	(1,629)	(1,247)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,538)	(982)
Assets held by subsidiaries disposed during the period		0
Non-cash disposals	2	30
Assets held by subsidiaries disposed during the period	0
Net foreign currency exchange differences	44	(29)
Depreciation expense	(334)	(557)
Disposals	0	0
Ending balance	(1,826)	(1,538)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Assets held by subsidiaries disposed during the period	0
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,135	3,209
Net foreign currency exchange differences	(50)	141
Fair value adjustments		785
Ending balance	4,085	4,135
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,907	1,639
Net foreign currency exchange differences	(26)	125
Fair value adjustments		143
Ending balance	1,881	1,907
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,395	1,048
Net foreign currency exchange differences	(23)	17
Fair value adjustments		330
Ending balance	1,372	1,395
Accumulated fair value adjustments: | Data Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Net foreign currency exchange differences	0	0
Fair value adjustments		0
Ending balance	0	0
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	833	522
Net foreign currency exchange differences	(1)	(1)
Fair value adjustments		312
Ending balance	$ 832	$ 833